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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22066

                       CORNERSTONE PROGRESSIVE RETURN FUND

               (Exact name of registrant as specified in charter)

      383 Madison Avenue, New York, New York                     10179
-------------------------------------------------------------------------------
     (Address of principal executive offices)                 (Zip code)

                               Kayadti A. Madison
                  383 Madison Avenue, New York, New York 10179
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 272-3550

Date of fiscal year end: December 31, 2007

Date of reporting period: December 31, 2007

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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

ITEM 1. REPORTS TO STOCKHOLDERS.

         The report of Cornerstone Progressive Return Fund (the "Registrant") to stockholders for the period ended December 31, 2007 follows.



                             CORNERSTONE PROGRESSIVE
                                   RETURN FUND



                                  ANNUAL REPORT
                                DECEMBER 31, 2007

CONTENTS

  Portfolio Summary                                                            1

  Summary Schedule of Investments                                              2

  Statement of Assets and Liabilities                                          4

  Statement of Operations                                                      5

  Statement of Changes in Net Assets                                           6

  Financial Highlights                                                         7

  Notes to Financial Statements                                                8

  Report of Independent Registered Public Accounting Firm                     12

  Tax Information                                                             13

  Additional Information Regarding the Fund's Trustees
    and Corporate Officers                                                    14

  Description of Dividend Reinvestment Plan                                   17

  Portfolio Holdings Information                                              19

  Privacy Policy Notice                                                       19

  Summary of General Information                                              20

  Shareholder Information                                                     20

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CORNERSTONE PROGRESSIVE RETURN FUND
PORTFOLIO SUMMARY - AS OF DECEMBER 31, 2007 (UNAUDITED)
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SECTOR ALLOCATION

                                                                      Percent of
Sector                                                                Net Assets
--------------------------------------------------------------------------------
Information Technology                                                   17.2
Financials                                                               15.7
Energy                                                                   11.8
Healthcare                                                               11.4
Industrials                                                              11.3
Consumer Staples                                                         10.8
Consumer Discretionary                                                    8.0
Telecommunication Services                                                3.6
Materials                                                                 3.4
Utilities                                                                 3.1
Closed-End Funds                                                          2.3
Other                                                                     1.4

TOP TEN HOLDINGS, BY ISSUER

                                                                      Percent of
Holding                               Sector                          Net Assets
--------------------------------------------------------------------------------
1.  Exxon Mobil Corporation           Energy                              4.3
2.  General Electric Company          Industrials                         3.1
3.  Microsoft Corporation             Information Technology              2.8
4.  Google Inc.                       Information Technology              2.4
5.  AT&T Inc.                         Telecommunication Services          2.3
6.  Procter & Gamble Company (The)    Consumer Staples                    2.2
7.  Apple Computer, Inc.              Information Technology              1.8
8.  Wal-Mart Stores, Inc.             Consumer Staples                    1.8
9.  Chevron Corporation               Energy                              1.8
10. Merck & Co. Inc.                  Healthcare                          1.8

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CORNERSTONE PROGRESSIVE RETURN FUND
PORTFOLIO SUMMARY - AS OF DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                          No. of
Description                                               Shares       Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 98.92%
 CLOSED-END FUNDS - 2.26%
  Dreman/Claymore Dividend & Income Fund                  63,050   $    996,190
  Liberty All-Star Equity Fund                           217,000      1,529,850
  Other Closed-End Funds (a)                                            445,920
                                                                   ------------
                                                                      2,971,960
                                                                   ------------
 CONSUMER DISCRETIONARY - 7.98%
  McDonald's Corporation                                  15,000        883,650
  Walt Disney Company (The)                               25,000        807,000
  Other Consumer Discretionary (a)                                    8,809,560
                                                                   ------------
                                                                     10,500,210
                                                                   ------------
 CONSUMER STAPLES - 10.78%
  Altria Group, Inc. ^                                    21,000      1,587,180
  Coca-Cola Company (The)                                 25,000      1,534,250
  CVS Corporation                                         18,000        715,500
  PepsiCo, Inc.                                           20,000      1,518,000
  Procter & Gamble Company (The)                          40,000      2,936,800
  Wal-Mart Stores, Inc.                                   50,000      2,376,500
  Other Consumer Staples (a)                                          3,520,110
                                                                   ------------
                                                                     14,188,340
                                                                   ------------
 ENERGY - 11.79%
  Chevron Corporation                                     25,000      2,333,250
  ConocoPhillips                                          17,000      1,501,100
  Devon Energy Corporation                                 8,000        711,280
  Exxon Mobil Corporation                                 60,000      5,621,400
  Occidental Petroleum Corporation                        10,000        769,900
  Schlumberger Limited                                    15,500      1,524,735
  Other Energy (a)                                                    3,055,979
                                                                   ------------
                                                                     15,517,644
                                                                   ------------
 FINANCIALS - 15.68%
  American International Group, Inc.                      33,000      1,923,900
  Bank of America Corporation                             44,000      1,815,440
  Citigroup Inc.                                          55,000      1,619,200
  Goldman Sachs Group, Inc. (The)                          5,000      1,075,250
  JPMorgan Chase & Co.                                    39,000      1,702,350
  Wachovia Corporation ^                                  25,000        950,750
  Wells Fargo & Company                                   38,000      1,147,220
  Other Financials (a)                                               10,410,545
                                                                   ------------
                                                                     20,644,655
                                                                   ------------
 HEALTHCARE - 11.44%
  Abbott Laboratories                                     17,000        954,550
  Eli Lilly and Company                                   15,000        800,850
  Johnson & Johnson                                       33,000      2,201,100
  Medtronic, Inc. ^                                       16,000        804,320
  Merck & Co. Inc.                                        40,000      2,324,400
  UnitedHealth Group Incorporated ^                       18,000      1,047,600
  Other Healthcare (a)                                                6,930,785
                                                                   ------------
                                                                     15,063,605
                                                                   ------------
 INDUSTRIALS - 11.34%
  Boeing Company (The)                                     8,000        699,680
  Danaher Corporation ^                                    8,000        701,920
  Deere & Company                                         10,000        931,200
  General Electric Company                               111,000      4,114,770
  Honeywell International Inc.                            12,000        738,840
  United Parcel Service, Inc., Class B                    20,000      1,414,400
  United Technologies Corporation                         13,000        995,020
  Other Industrials (a)                                               5,333,015
                                                                   ------------
                                                                     14,928,845
                                                                   ------------
 INFORMATION TECHNOLOGY - 17.19%
  Apple Computer, Inc. *                                  12,000      2,376,960
  Cisco Systems, Inc. *                                   71,000      1,921,970
  Google Inc. *                                            4,500      3,111,660
  Hewlett-Packard Company                                 28,000      1,413,440
  Intel Corporation                                       65,000      1,732,900
  International Business Machines Corporation             15,000      1,621,500
  Microsoft Corporation                                  105,000      3,738,000
  Oracle Corporation *                                    60,000      1,354,800
  QUALCOMM Inc.                                           20,000        787,000
  Other Information Technology (a)                                    4,564,408
                                                                   ------------
                                                                     22,622,638
                                                                   ------------

See accompanying notes to financial statements.


2
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CORNERSTONE PROGRESSIVE RETURN FUND
PORTFOLIO SUMMARY - AS OF DECEMBER 31, 2007 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                          No. of
Description                                               Shares       Value
--------------------------------------------------------------------------------
 MATERIALS - 3.42%
  Freeport-McMoRan Copper & Gold, Inc.                     8,000   $    819,520
  Monsanto Company                                        10,000      1,116,900
  Other Materials (a)                                                 2,561,540
                                                                   ------------
                                                                      4,497,960
                                                                   ------------
 REAL ESTATE INVESTMENT TRUST - 0.33%
  Total Real Estate Investment Trust (a)                                434,300
                                                                   ------------
 TELECOMMUNICATION SERVICES - 3.65%
  AT&T Inc.                                               72,000      2,992,320
  Verizon Communications Inc. ^                           34,000      1,485,460
  Other Telecommunication Services (a)                                  325,140
                                                                   ------------
                                                                      4,802,920
                                                                   ------------
 UTILITIES - 3.06%
  Exelon Corporation                                      10,000        816,400
  Other Utilities (a)                                                 3,215,770
                                                                   ------------
                                                                      4,032,170
                                                                   ------------
 TOTAL EQUITY SECURITIES
  (cost - $134,555,917)                                             130,205,247
                                                                   ------------

                                                        Principal
                                                          Amount
Description                                               (000's)      Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.49%
 REPURCHASE AGREEMENTS - 5.49%
  Bear, Stearns & Co. Inc. +
   (Agreements dated 12/31/2007 to be
   repurchased at $7,227,745) (b)                        $ 7,226   $  7,226,494
                                                                   ------------
 TOTAL SHORT-TERM INVESTMENTS
  (cost - $7,226,494)                                                 7,226,494
                                                                   ------------
 TOTAL INVESTMENTS - 104.41%
  (cost - $141,782,411)                                             137,431,741
                                                                   ------------
LIABILITIES IN EXCESS OF
 OTHER ASSETS - (4.41)%                                              (5,804,032)
                                                                   ------------
NET ASSETS - 100.00%                                               $131,627,709
                                                                   ============

----------
^     Security or a portion thereof is out on loan.
*     Non-income producing security.
+ Includes investments purchased with collateral received for securities on loan.
(a) Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2007.
(b) At December 31, 2007, the maturity date for all repurchase agreements held was January 2, 2008, with interest rates ranging from 1.50% to 4.50% and collateralized by $7,439,937 in U.S. Treasury Bond Strips maturing May 15, 2012.

                                 See accompanying notes to financial statements.

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CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2007
--------------------------------------------------------------------------------

ASSETS
Investments, at value, including collateral for securities
  on loan of $4,250,223 (Cost $141,782,411) (1)                    $137,431,741
Receivables:
  Dividends                                                             154,787
  Interest                                                                5,431
  Securities lending income                                               5,335
                                                                   ------------
Total Assets                                                        137,597,294
                                                                   ------------
LIABILITIES
Payables:
  Upon return of securities loaned                                    4,250,223
  Securities purchased                                                1,551,252
  Investment management fees                                            113,501
  Trustees' fees                                                         20,020
  Other accrued expenses                                                 34,589
                                                                   ------------
Total Liabilities                                                     5,969,585
                                                                   ------------
NET ASSETS (applicable to 9,333,666 shares of common outstanding)  $131,627,709
                                                                   ============
NET ASSET VALUE PER SHARE ($131,627,709 / 9,333,666)               $      14.10
                                                                   ============
NET ASSETS CONSISTS OF
Paid-in capital                                                    $135,978,379
Net unrealized depreciation in value of investments                  (4,350,670)
                                                                   ------------
Net assets applicable to shares outstanding                        $131,627,709
                                                                   ============

----------
(1) Includes securities out on loan to brokers with a market value of $4,162,328.

See accompanying notes to financial statements.

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CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD SEPTEMBER 10, 2007* THROUGH DECEMBER 31, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
  Dividends                                                        $    721,020
  Interest                                                              336,488
  Securities lending                                                     12,236
                                                                   ------------
  Total Investment Income                                             1,069,744
                                                                   ------------
Expenses:
  Investment management fees                                            389,242
  Legal and audit fees                                                   42,600
  Administration fees                                                    38,924
  Trustees' fees                                                         25,645
  Printing                                                               25,600
  Accounting fees                                                        12,305
  Custodian fees                                                         10,761
  Transfer agent fees                                                     4,102
  Stock exchange listing fees                                             1,652
  Insurance                                                                 226
  Miscellaneous                                                           1,850
                                                                   ------------
  Total Expenses                                                        552,907
  Less: Fees paid indirectly                                            (49,685)
                                                                   ------------
    Net Expenses                                                        503,222
                                                                   ------------
  Net Investment Income                                                 566,522
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments                                    1,274,327
Net change in unrealized appreciation in value of investments        (4,350,670)
                                                                   ------------
Net realized and unrealized loss on investments                      (3,076,343)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (2,509,821)
                                                                   ============

----------
*     Commencement of operations.

                                 See accompanying notes to financial statements.

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CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD SEPTEMBER 10, 2007* THROUGH DECEMBER 31, 2007
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS
Operations:
  Net investment income                                            $    566,522
  Net realized gain from investments                                  1,274,327
  Net change in unrealized appreciation in value of investments      (4,350,670)
                                                                   ------------
    Net decrease in net assets resulting from operations             (2,509,821)
                                                                   ------------
Dividends and distributions to shareholders:
  Net investment income                                                (566,522)
  Net realized capital gains                                         (1,274,327)
  Return-of-capital                                                  (3,647,294)
                                                                   ------------
    Total dividends and distributions to shareholders                (5,488,143)
                                                                   ------------
Capital share transactions:
  Proceeds from initial public offering of 8,097,800
    shares of common                                                121,467,000
  Proceeds from secondary offering of 1,228,865
    shares of common                                                 18,432,975
  Offering expenses associated with the issuance of
    common shares                                                      (379,619)
  Proceeds from 333 shares newly issued in reinvestment
    of dividends and distributions                                        5,297
                                                                   ------------
    Net increase in net assets from capital share transactions      139,525,653
                                                                   ------------
    Total increase in net assets                                    131,527,689
                                                                   ------------
NET ASSETS
Beginning of period                                                     100,020
                                                                   ------------
End of period                                                      $131,627,709
                                                                   ============

----------
*     Commencement of operations.

See accompanying notes to financial statements.

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CORNERSTONE PROGRESSIVE RETURN FUND
FINANCIAL HIGHLIGHTS
FOR THE PERIOD SEPTEMBER 10, 2007* THROUGH DECEMBER 31, 2007
--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share of common outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                   $  14.96^
                                                                       --------
Net investment income #                                                    0.06
Net realized and unrealized loss on investments                           (0.35)
                                                                       --------
Net decrease in net assets resulting from operations                      (0.29)
                                                                       --------
Dividends and distributions to shareholders:
  Net investment income                                                   (0.06)
  Net realized capital gains                                              (0.15)
  Return-of-capital                                                       (0.41)
                                                                       --------
  Total dividends and distributions to shareholders                       (0.62)
                                                                       --------
Capital share transactions:
                                                                       --------
  Anti-dilutive effect due to issuance of common shares                    0.05
                                                                       --------
  Anti-dilutive effect due to shares issued in
    reinvestment of dividends and distributions                            0.00+
  Total capital share transactions                                         0.05
Net asset value, end of period                                         $  14.10
                                                                       ========
Market value, end of period                                            $  16.75
                                                                       ========
Total investment return (a)                                               16.02%
                                                                       ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                                $131,628
Ratio of expenses to average net assets,
  net of fee waivers, if any (b)(d)                                        1.29%
Ratio of expenses to average net assets,
  excluding fee waivers, if any (c)(d)                                     1.42%
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)(d)                                        1.42%
Ratio of net investment income to
  average net assets(d)                                                    1.46%
Portfolio turnover rate                                                    6.77%

----------
*     Commencement of operations.
^ Based on $15.00 per share public offering price less $0.04 per share of offering expenses related to the Fund's initial public offering.
#     Based on average shares outstanding.
+     Amount is less than a $0.01.
(a) Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)   Expenses are net of fees paid indirectly.
(c)   Expenses exclude the reduction for fees paid indirectly.
(d)   Annualized.

                                 See accompanying notes to financial statements.

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CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS
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NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Progressive Return Fund (the "Fund") was organized as a Delaware statutory trust on April 26, 2007 and commenced investment operations on September 10, 2007. Prior to such date it had no operations other than the sale and issuance of 6,668 shares at an aggregate purchase price of $100,020 on July 20, 2007. Its investment objective is to provide long-term total return. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price.

Readily marketable securities traded in the over-the- counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the "Investment Adviser" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Trustees deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

At December 31, 2007, the Fund held no securities valued in good faith by the Board of Trustees. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

On September 20, 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 1, 2008, the Fund adopted SFAS No. 157. The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Based on this

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CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

assessment the Fund does not believe any adjustments will be required for the first quarter 2008.

ORGANIZATIONAL EXPENSES: The Investment Adviser has agreed to pay all of the Fund's organizational expenses. As a result, organizational expenses of the Fund are not reflected in the Fund's financial statements.

OFFERING COSTS: Offering costs are paid directly by the Fund. Offering costs of $379,619 have been charged to paid-in-capital upon sale of the shares to the public.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes. In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has adopted FIN 48 and reviewed any uncertain tax positions in the open 2007 tax year and determined that there was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund makes a level distribution to its shareholders each month pursuant to a managed distribution policy adopted by the Board of Trustees ("Managed Distribution Policy"). To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's portfolio. The level distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain), and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund's assets. The Fund's final distribution for each calendar year is expected to include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year.

However, if they determine it is appropriate to do so, the Board of Trustees may elect to not distribute

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CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

realized gains and to pay taxes incurred. In general, the total distributions made in any taxable year (other than distributions of net capital gain or return of capital) would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares.

The Managed Distribution Policy described above would result in the payment of approximately the same amount or percentage to the Fund's shareholders each month. These distributions will not be tied to the Fund's investment income and capital gains and will not represent yield or investment return on the Fund's portfolio. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources, other than net investment income. Thus, if the source of some or all of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit.

The Board of Trustees reserves the right to change the monthly distribution policy from time to time.

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's Investment Adviser with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $49,685 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $26,300 for the period September 10, 2007 (commencement of investment operations) through December 31, 2007 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas R. Westle, partner of Blank, served as Secretary of the Fund.

NOTE C. INVESTMENT IN SECURITIES

For the period September 10, 2007 (commencement of investment operations) through December 31, 2007, purchases and sales of securities, other than short-term investments, were $141,033,286 and $7,751,696 respectively.

NOTE D. COMMON SHARES OF BENEFICIAL INTEREST

The Fund has 9,333,666 common shares of beneficial interest authorized. Of the 9,333,666 common shares of beneficial interest outstanding at December 31, 2007, 6,668 shares in the Fund were initially issued to two individuals that control Cornerstone at the initial subscription price of $15.00 per share. Transactions in common shares for the period ended December 31, 2007, were as follows:

Shares at beginning of period                            6,668
Shares issued in connection with the initial
  public offering of shares                          8,097,800
Shares issued in connection with the
  secondary offering of shares                       1,228,865
Shares newly issued in reinvestment
  of dividends and distributions                           333
                                                     ---------
Shares at end of period                              9,333,666
                                                     =========

NOTE E. SHARE REPURCHASE PROGRAM

Pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may purchase shares of its common shares of beneficial interest on the open market from time to time, at such times, and

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the period September 10, 2007(commencement of investment operations) through December 31, 2007.

No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

To the extent such purchases are made they will be in accordance with federal securities laws, with shares repurchased held in treasury for future use by the Fund.

NOTE F. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33 1/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

The value of securities on loan to brokers at December 31, 2007 was $4,162,328. During September 10, 2007 (commencement of investment operations) through December 31, 2007, the Fund earned $12,236 in securities lending income which is included under the caption SECURITIES LENDING in the Statement of Operations.

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post- October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the period ended December 31, 2007 for the Fund were as follows: $566,522 in ordinary income, $1,274,327 in capital gains, and $3,647,294 in return-of-capital.

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2007, the Fund did not incur Post-October losses.

At December 31, 2007 the components of the accumulated deficit on a tax basis, for the Fund were as follows:

Undistributed investment income         $        --
Undistributed capital gains                      --
Unrealized depreciation                  (4,350,670)
                                        -----------
Total accumulated deficit               $(4,350,670)
                                        ===========

At December 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $141,782,411, $3,972,014, ($8,322,684), and $(4,350,670), respectively.

NOTE H. SUBSEQUENT EVENTS

Effective January 31, 2008, William A. Clark resigned from the Board of Trustees. Mr. Clark remains as Vice President of the Fund. Effective February 15, 2008, Thomas R. Westle was replaced by Gary A. Bentz as Secretary of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Cornerstone Progressive Return Fund
New York, New York

We have audited the accompanying statement of assets and liabilities of Cornerstone Progressive Return Fund including the schedule of investments as of December 31, 2007, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period September 10, 2007 (commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Progressive Return Fund as of December 31, 2007, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 26, 2008

2007 TAX INFORMATION (UNAUDITED)

Cornerstone Progressive Return Fund (the "Fund") is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's year end (December 31, 2007) as to the U.S. federal tax status of the dividends and distributions received by the Fund's shareholders in respect of such fiscal year. The $5,488,143 in dividend and distributions paid to shareholders in respect of such year, is represented by $566,522 of net investment income, $1,274,327 of net realized capital gains, and $3,647,294 of return-of-capital.

As indicated in this notice, significant portions of the Fund's distributions for 2007 were comprised of a return-of-capital; accordingly these distributions do NOT represent yield or investment return on the Fund's portfolio.

During the year ended December 31, 2007 the following dividends and distributions per share were paid by the Fund:

                     SOURCES OF DIVIDENDS AND DISTRIBUTIONS
                               (PER SHARE AMOUNTS)

PAYMENT DATES:             10/31/07       11/30/07       12/31/07
                           --------       --------       --------
Ordinary Income(1)         $ 0.0947       $ 0.0947       $ 0.0947
Return-of-Capital(2)       $ 0.1103       $ 0.1103       $ 0.1103
                           --------       --------       --------
Total:                     $ 0.2050       $ 0.2050       $ 0.2050
                           ========       ========       ========

----------
(1) ORDINARY INCOME DIVIDENDS - This is the total per share amount of ordinary income dividends and short-term capital gain distributions included in the amount reported in Box 1a on Form 1099-DIV.
(2) RETURN-OF-CAPITAL- This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 - under the title "Nondividend distributions" - on Form 1099-DIV. This amount should NOTbe reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

The Fund has met the requirements to pass through a portion (37.15%) of its ordinary income dividends as qualified dividends, which are subject to a maximum tax rate of 15%. This is reported in Box 1b on Form 1099- DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund. They will generally not be entitled to foreign tax credit or deduction for the withholding taxes paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

ADDITIONAL INFORMATION REGARDING THE FUND'S TRUSTEES
AND CORPORATE OFFICERS (UNAUDITED)

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS IN
NAME AND                                                                             POSITION      FUND COMPLEX
ADDRESS*            POSITION(S)         PRINCIPAL OCCUPATION                         WITH FUND     OVERSEEN BY
(BIRTH DATE)        HELD WITH FUND      OVER LAST 5 YEARS                            SINCE         TRUSTEES
----------------------------------------------------------------------------------------------------------------
Ralph W.            Chairman of the     President, Cornerstone Advisors, Inc.;       2007          3
Bradshaw**          Board of Trustees   Financial Consultant; President and
(Dec. 1950)         and President       Director of Cornerstone Total Return
                                        Fund, Inc. and Cornerstone Strategic
                                        Value Fund, Inc.

Thomas H.           Trustee; Audit,     Independent Financial Adviser; Director      2007          3
Lenagh              Nominating and      of Photonics Products Group; Director of
(Nov. 1924)         Corporate           Cornerstone Total Return Fund, Inc. and
                    Governance          Cornerstone Strategic Value Fund, Inc.;
                    Committee           Director of Adams Express Company and
                    Member              Petroleum and Resources Corporation.

Edwin               Trustee; Audit,     Distinguished Fellow, The Heritage           2007          3
Meese III           Nominating and      Foundation Washington D.C.;
(Dec. 1931)         Corporate           Distinguished Visiting Fellow at the
                    Governance          Hoover Institution, Stanford University;
                    Committee           Senior Adviser, Revelation L.P.; Director
                    Member              of Cornerstone Total Return Fund, Inc.
                                        and Cornerstone Strategic Value Fund, Inc.

Scott B. Rogers     Trustee; Audit,     Chairman, Board of Health Partners,          2007          3
(July 1955)         Nominating and      Inc.; Chief Executive Officer, Asheville
                    Corporate           Buncombe Community Christian
                    Governance          Ministry; and President, ABCCM
                    Committee           Doctor's Medical Clinic; Appointee, NC
                    Member              Governor's Commission on Welfare to
                                        Work; Director of Cornerstone Total
                                        Return Fund, Inc. and Cornerstone
                                        Strategic Value Fund, Inc.

ADDITIONAL INFORMATION REGARDING THE FUND'S TRUSTEES
AND CORPORATE OFFICERS (UNAUDITED) (CONTINUED)

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS IN
NAME AND                                                                             POSITION      FUND COMPLEX
ADDRESS*            POSITION(S)         PRINCIPAL OCCUPATION                         WITH FUND     OVERSEEN BY
(BIRTH DATE)        HELD WITH FUND      OVER LAST 5 YEARS                            SINCE         TRUSTEES
----------------------------------------------------------------------------------------------------------------
Andrew A.           Trustee;            Attorney and senior member of Strauss        2007          3
Strauss             Chairman of         & Associates, P.A., Attorneys, Asheville
(Nov. 1953)         Nominating and      and Hendersonville, NC; previous
                    Corporate           President of White Knight Healthcare,
                    Governance          Inc. and LMV Leasing, Inc., a wholly
                    Committees and      owned subsidiary of Xerox Credit
                    Audit Committee     Corporation; Director of Cornerstone
                    Member              Total Return Fund, Inc. and Cornerstone
                                        Strategic Value Fund, Inc.

Glenn W.            Trustee;            Chairman of the Board, Tower                 2007          3
Wilcox, Sr.         Chairman of         Associates, Inc.; Chairman of the Board
(Dec. 1931)         Audit Committee,    and Chief Executive Officer of Wilcox
                    Nominating and      Travel Agency, Inc.; Director of
                    Corporate           Cornerstone Total Return Fund, Inc. and
                    Governance          Cornerstone Strategic Value Fund, Inc.
                    Committee
                    Member

ADDITIONAL INFORMATION REGARDING THE FUND'S TRUSTEES
AND CORPORATE OFFICERS (UNAUDITED) (CONCLUDED)

NAME AND                                                                                       POSITION
ADDRESS*               POSITION(S)          PRINCIPAL OCCUPATION                               WITH FUND
(BIRTH DATE)           HELD WITH FUND       OVER LAST 5 YEARS                                  SINCE
---------------------------------------------------------------------------------------------------------
Gary A. Bentz          Chief Compliance     Chairman and Chief Financial Officer of            2007, 2008
(June 1956)            Officer and          Cornerstone Advisors, Inc.; previous
                       Secretary            Director, Vice President and Treasurer of
                                            Cornerstone Total Return Fund, Inc. and
                                            Cornerstone Strategic Value Fund, Inc.,
                                            Financial Consultant, C.P.A.; Chief Compliance
                                            Officer and Secretary of Cornerstone Total
                                            Return Fund, Inc. and Cornerstone Strategic
                                            Value Fund, Inc.

William A. Clark       Vice President       Director and Stockholder of Cornerstone            2007
(Oct. 1945)                                 Advisors, Inc.; Vice President and former
                                            Director of Cornerstone Strategic Value Fund,
                                            Inc. and Cornerstone Total Return Fund, Inc.;
                                            Financial Consultant; former Director of
                                            Investors First Fund, Inc.

Kayadti A. Madison     Treasurer            Associate Director of Bear, Stearns & Co. Inc.     2007
(Feb. 1974)                                 since 2007 and Vice President from 2005 to
                                            2007. Senior fund administrator of Bear Stearns
                                            Funds Management Inc. from 1999 to 2005.
                                            Treasurer of Cornerstone Total Return Fund,
                                            Inc. and Cornerstone Strategic Value Fund, Inc.

----------
* The mailing address of each Trustee and/or Officer with respect to the Fund's operation is 383 Madison Ave. -- 23rd Floor, New York, NY 10179.
** Designates a trustee who is an "interested person" of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Progressive Return Fund (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market

Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Trustees, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned.

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)(CONCLUDED)

The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.

PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

This report incorporates a Summary Schedule of Investments for Cornerstone Progressive Return Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (212) 272-3550.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

      1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and

      2. Information about the Consumer's transactions: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Progressive Return Fund is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to provide long-term total return. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CFP"). The previous week's net asset value per share, market price, and related premium or discount are published each Monday in THE WALL STREET JOURNAL under the designation "CrnrstnPrgRtFd" and BARRON'S under the designation
"CornerstoneProgreRet". Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE PROGRESSIVE RETURN FUND MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL SHARES IN THE OPEN MARKET.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

                       CORNERSTONE PROGRESSIVE RETURN FUND

TRUSTEES AND CORPORATE OFFICERS

Ralph W. Bradshaw                         Chairman of the Board of Trustees
                                             and President
Thomas H. Lenagh                          Trustee
Edwin Meese III                           Trustee
Scott B. Rogers                           Trustee
Andrew A. Strauss                         Trustee
Glenn W. Wilcox, Sr.                      Trustee
Gary A. Bentz                             Chief Compliance Officer and Secretary
William A. Clark                          Vice President
Kayadti A. Madison                        Treasurer

INVESTMENT MANAGER                        STOCK TRANSFER AGENT AND REGISTRAR
Cornerstone Advisors, Inc.                American Stock Transfer & Trust Co.
One West Pack Square                      59 Maiden Lane
Suite 1650                                New York, NY 10038
Asheville, NC 28801
                                          INDEPENDENT REGISTERED PUBLIC
ADMINISTRATOR                               ACCOUNTING FIRM
Bear Stearns Funds Management Inc.        Tait, Weller & Baker LLP
383 Madison Avenue                        1818 Market Street
New York, NY 10179                        Suite 2400
                                          Philadelphia, PA 19103
CUSTODIAN
Custodial Trust Company                   LEGAL COUNSEL
101 Carnegie Center                       Blank Rome LLP
Princeton, NJ 08540                       405 Lexington Avenue
                                          New York, NY 10174
EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179

For shareholder inquiries, registered shareholders should call
(800) 937-5449. For general inquiries, please call (212) 272-3550.

                                     [LOGO]
                                    AMERICAN
                                STOCK EXCHANGE(R)
                                     LISTED
                                     CFP(TM)

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(c) and (d). During the period covered by this report, there was no amendment to, and no waiver granted from, any provision of the code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(f)(1) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit (EX-99.CODE ETH) a copy of its code of ethics that applies to its principal executive officer, principal financial officer, and persons performing similar functions.

(f)(3) The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics. This can be accomplished by calling the Registrant at (212)272-3550.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable

(a)(3) At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, Tait, Weller & Baker LLP for the Registrant's fiscal year ended December 31, 2007.

                                                       2007
                                                     -------
Audit Fees                                           $13,600
Audit-related Fees (1)                                 1,000
Tax Fees (2)                                           2,700
All Other Fees                                            --
                                                     -------
Total                                                $17,300
                                                     =======

(1) Audit-related fees include charges related to the audit of seed capital.

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

         Before the auditor is (i) engaged by the Registrant to render audit, audit related or permissible non-audit services to the Registrant or (ii) with respect to non-audit services to be provided by the auditor to the Registrant's investment adviser or any entity in the investment Registrant complex, if the nature of the services provided relate directly to the operations or financial reporting of the Registrant, either: (a) the Audit Committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the Audit Committee's responsibilities to the Registrant's investment adviser. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full Audit Committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimis thresholds are not exceeded, as such thresholds are set forth by the Audit Committee and in accordance with applicable SEC rules and regulations.

(e)(2) None of the services provided to the Registrant described in paragraphs

(b)-(d) of Item 4 were pre-approved by the Audit Committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed by Tait, Weller & Baker LLP for services rendered to the Registrant, the Registrant's investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant for the Registrant's last fiscal year (December 31, 2007).

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Glenn Wilcox (Chair), Edwin Meese, Thomas Lenagh, Andy Strauss and Scott Rogers are the members of the Registrant's audit committee.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

================================================================================
CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007
================================================================================

                                                       NO. OF
DESCRIPTION                                            SHARES          VALUE
--------------------------------------------------------------------------------

EQUITY SECURITIES - 98.92%
  CLOSED-END FUNDS - 2.26%
    Dreman/Claymore Dividend & Income Fund             63,050    $     996,190
    Liberty All-Star Equity Fund                      217,000        1,529,850
    Royce Value Trust, Inc.                            24,000          445,920
                                                                 -------------
                                                                     2,971,960
                                                                 -------------

  CONSUMER DISCRETIONARY - 7.98%
    Amazon.com, Inc. ^ *                                5,500          509,520
    Best Buy Co., Inc.                                  8,000          421,200
    Carnival Corporation                                9,000          400,410
    Coach, Inc. *                                       4,000          122,320
    Comcast Corporation, Class A *                     36,000          657,360
    DIRECTV Group, Inc. (The) *                        15,000          346,800
    Ford Motor Company *                               30,000          201,900
    Gap, Inc. (The) ^                                  11,000          234,080
    Home Depot, Inc. (The)                             25,000          673,500
    Johnson Controls, Inc. ^                           10,000          360,400
    Kohl's Corporation *                                3,500          160,300
    Lowe's Companies, Inc.                             14,000          316,680
    Marriott International, Inc., Class A ^             6,500          222,170
    McDonald's Corporation                             15,000          883,650
    McGraw-Hill Companies, Inc. (The)                   4,000          175,240
    News Corporation, Class A                          27,000          553,230
    NIKE, Inc., Class B                                 8,000          513,920
    Nordstrom, Inc. ^                                   5,500          202,015
    Omnicom Group Inc.                                  4,000          190,120
    Sears Holdings Corporation ^*                       2,500          255,125
    Staples, Inc. ^                                    10,000          230,700
    Starbucks Corporation *                             8,000          163,760
    Target Corporation                                 12,000          600,000
    Tata Motors Limited ADR^                           10,000          188,600
    Time Warner Inc.                                   40,000          660,400
    TJX Companies, Inc. (The)                           5,000          143,650
    Walt Disney Company (The)                          25,000          807,000
    Yum! Brands, Inc. ^                                 8,000          306,160
                                                                 -------------
                                                                    10,500,210
                                                                 -------------

  CONSUMER STAPLES - 10.78%
    Altria Group, Inc. ^                               21,000        1,587,180
    Anheuser-Busch Companies, Inc.                     11,000          575,740
    Coca-Cola Company (The)                            25,000        1,534,250
    Colgate-Palmolive Company                           8,000          623,680
    ConAgra Foods, Inc.                                 9,000          214,110
    CVS Corporation                                    18,000          715,500
    General Mills, Inc.                                 5,000          285,000
    Kimberly-Clark Corporation                          4,500          312,030
    Kraft Foods Inc, Class A                           21,000          685,230
    Kroger Co. (The) ^                                  7,000          186,970
    PepsiCo, Inc.                                      20,000        1,518,000
    Procter & Gamble Company (The)                     40,000        2,936,800
    Sysco Corporation ^                                 7,000          218,470

                                                       NO. OF
DESCRIPTION                                            SHARES          VALUE
--------------------------------------------------------------------------------
    Walgreen Co.                                       11,000          418,880
    Wal-Mart Stores, Inc.                              50,000        2,376,500
                                                                 -------------
                                                                    14,188,340
                                                                 -------------

  ENERGY - 11.79%
    Apache Corporation                                  3,500          376,390
    Chevron Corporation                                25,000        2,333,250
    ConocoPhillips                                     17,000        1,501,100
    Devon Energy Corporation                            8,000          711,280
    Exxon Mobil Corporation                            60,000        5,621,400
    Halliburton Company                                15,000          568,650
    National-Oilwell Varco Inc.*                        5,000          367,300
    Noble Corporation ^                                 5,000          282,550
    Occidental Petroleum Corporation                   10,000          769,900
    Schlumberger Limited                               15,500        1,524,735
    Spectra Energy Corporation                         11,000          284,020
    Transocean Inc.                                     2,098          300,329
    Weatherford International Ltd.*                     6,000          411,600
    Williams Companies, Inc. (The)                     13,000          465,140
                                                                 -------------
                                                                    15,517,644
                                                                 -------------

  FINANCIALS - 15.68%
    AFLAC Incorporated                                  8,000          501,040
    American Express Company                           12,500          650,250
    American International Group, Inc.                 33,000        1,923,900
    Aon Corporation                                     6,000          286,140
    Bank of America Corporation                        44,000        1,815,440
    Bank of New York Mellon Corporation^               14,000          682,640
    BB&T Corporation ^                                 10,000          306,700
    Bear Stearns Companies, Inc. (The)^                 3,000          264,750
    Capital One Financial Corporation ^                 4,500          212,670
    Charles Schwab Corporation (The)                   18,000          459,900
    Chubb Corporation (The)                             7,000          382,060
    Citigroup Inc.                                     55,000        1,619,200
    Fannie Mae                                         10,000          399,800
    Fifth Third Bancorp ^                               9,000          226,170
    Franklin Resources, Inc.                            5,000          572,150
    Freddie Mac                                         9,000          306,630
    Goldman Sachs Group, Inc. (The)                     5,000        1,075,250
    JPMorgan Chase & Co.                               39,000        1,702,350
    Lehman Brothers Holdings Inc.                       6,000          392,640
    Loews Corporation                                   5,000          251,700
    Marsh & McLennan Companies, Inc.^                   5,500          145,585
    Merrill Lynch & Co., Inc.                           9,000          483,120
    Metlife, Inc.                                      11,000          677,820
    Morgan Stanley                                     10,000          531,100
    PNC Financial Services Group, Inc.                  4,000          262,600
    ProLogis                                            5,000          316,900
    Prudential Financial, Inc.                          5,000          465,200
    State Street Corporation ^                          5,000          406,000
    SunTrust Banks, Inc. ^                              7,000          437,430
    Travelers Companies, Inc. (The)                    10,000          538,000
    Wachovia Corporation^                              25,000          950,750
    Wells Fargo & Company                              38,000        1,147,220
    XL Capital Ltd ^                                    5,000          251,550
                                                                 -------------
                                                                    20,644,655
                                                                 -------------

  HEALTHCARE - 11.44%
    Abbott Laboratories                                17,000          954,550

                                                       NO. OF
DESCRIPTION                                            SHARES          VALUE
--------------------------------------------------------------------------------
    Aetna Inc.                                          9,000          519,570
    Amgen Inc. *                                       12,000          557,280
    Baxter International Inc.                          11,000          638,550
    Biogen Idec Inc. ^ *                                3,500          199,220
    Bristol-Myers Squibb Company^                      20,000          530,400
    Celgene Corporation ^*                              4,000          184,840
    Eli Lilly and Company                              15,000          800,850
    Express Scripts, Inc. *                             4,000          292,000
    Gilead Sciences, Inc. *                            13,000          598,130
    Johnson & Johnson                                  33,000        2,201,100
    Medco Health Solutions, Inc.^ *                     6,000          608,400
    Medtronic, Inc. ^                                  16,000          804,320
    Merck & Co. Inc.                                   40,000        2,324,400
    Schering-Plough Corporation                        20,000          532,800
    St. Jude Medical, Inc. *                            7,000          284,480
    Stryker Corporation ^                               8,000          597,760
    UnitedHealth Group Incorporated^                   18,000        1,047,600
    WellPoint Inc. ^ *                                  6,500          570,245
    Wyeth ^                                            14,000          618,660
    Zimmer Holdings, Inc. *                             3,000          198,450
                                                                 -------------
                                                                    15,063,605
                                                                 -------------

  INDUSTRIALS - 11.34%
    3M Co.                                              8,000          674,560
    Boeing Company (The)                                8,000          699,680
    Burlington Northern Santa Fe Corporation            4,000          332,920
    Caterpillar Inc.                                    7,000          507,920
    CSX Corporation                                     8,000          351,840
    Danaher Corporation ^                               8,000          701,920
    Deere & Company                                    10,000          931,200
    Emerson Electric Co. ^                             11,000          623,260
    General Dynamics Corporation                        4,000          355,960
    General Electric Company                          111,000        4,114,770
    Honeywell International Inc. *                     12,000          738,840
    Illinois Tool Works Inc.                            9,000          481,860
    Lockheed Martin Corporation                         4,000          421,040
    Norfolk Southern Corporation^                       7,000          353,080
    Precision Castparts Corp. ^                         2,500          346,750
    Raytheon Company ^                                  7,000          424,900
    Textron Inc.                                        3,000          213,900
    United Parcel Service, Inc., Class B               20,000        1,414,400
    United Technologies Corporation                    13,000          995,020
    Waste Management, Inc.                              7,500          245,025
                                                                 -------------
                                                                    14,928,845
                                                                 -------------

  INFORMATION TECHNOLOGY - 17.19%
    Agilent Technologies Inc. *                         7,000          257,180
    Apple Computer, Inc. *                             12,000        2,376,960
    Applied Materials, Inc.                            15,000          266,400
    Automatic Data Processing, Inc.                     9,000          400,770
    Cisco Systems, Inc. *                              71,000        1,921,970
    Corning Incorporated                               20,000          479,800
    Dell Inc. ^ *                                      22,000          539,220
    eBay Inc. *                                        16,000          531,040
    EMC Corporation *                                  26,000          481,780
    Google Inc. *                                       4,500        3,111,660
    Hewlett-Packard Company                            28,000        1,413,440
    Intel Corporation                                  65,000        1,732,900

                                                       NO. OF
DESCRIPTION                                            SHARES          VALUE
--------------------------------------------------------------------------------
    International Business Machines Corporation        15,000        1,621,500
    Juniper Networks, Inc. *                            6,000          199,200
    Microsoft Corporation                             105,000        3,738,000
    NVIDIA Corporation *                                9,000          306,180
    Oracle Corporation *                               60,000        1,354,800
    Paychex, Inc.                                       5,000          181,100
    QUALCOMM Inc.                                      20,000          787,000
    Sun Microsystems, Inc. ^ *                          8,750          158,638
    Texas Instruments Incorporated                     18,000          601,200
    Xerox Corporation ^                                10,000          161,900
                                                                 -------------
                                                                    22,622,638
                                                                 -------------

  MATERIALS - 3.42%
    Air Products & Chemicals, Inc.                      2,500          246,575
    Alcoa Inc.                                         12,000          438,600
    Dow Chemical Company (The)^                        10,000          394,200
    E. I. du Pont de Nemours and Company               12,500          551,125
    Freeport-McMoRan Copper & Gold, Inc.                8,000          819,520
    International Paper Company                         5,000          161,900
    Monsanto Company                                   10,000        1,116,900
    Nucor Corporation                                   4,000          236,880
    Praxair, Inc.                                       6,000          532,260
                                                                 -------------
                                                                     4,497,960
                                                                 -------------

  REAL ESTATE INVESTMENT TRUST - 0.33%
    Simon Property Group, Inc.                          5,000          434,300
                                                                 -------------

  TELECOMMUNICATION SERVICES - 3.65%
    AT&T Inc.                                          72,000        2,992,320
    Nokia ADR                                           5,000          191,950
    Qwest Communications International Inc. *          19,000          133,190
    Verizon Communications Inc. ^                      34,000        1,485,460
                                                                 -------------
                                                                     4,802,920
                                                                 -------------

  UTILITIES - 3.06%
    American Electric Power Company, Inc.               7,000          325,920
    Dominion Resources, Inc. ^                         14,000          664,300
    Duke Energy Corporation                            20,000          403,400
    Entergy Corporation                                 5,000          597,600
    Exelon Corporation                                 10,000          816,400
    FPL Group, Inc.                                     7,000          473,690
    PPL Corporation                                     4,000          208,360
    Southern Company (The)                             14,000          542,500
                                                                 -------------
                                                                     4,032,170
                                                                 -------------

TOTAL EQUITY SECURITIES
  (cost - $134,555,917)                                            130,205,247
                                                                 -------------

                                                    PRINCIPAL
                                                     AMOUNT
                                                     (000'S)
                                                   -----------
SHORT-TERM INVESTMENTS - 5.49%
  REPURCHASE AGREEMENTS - 5.49%
    Bear, Stearns & Co. Inc. + ++
    (Agreements dated 12/31/2007 to be
    repurchased at $3,767,953, 4.50%,
    1/2/2008, collateralized by $3,879,240
    in U.S. Treasury Bond Strips)                   $   3,767        3,767,011
    Bear, Stearns & Co. Inc.
    (Agreements dated 12/31/2007 to be
    repurchased at $2,976,519, 1.50%,
    1/2/2008, collateralized by $3,063,247
    in U.S. Treasury Bond Strips)                       2,976        2,976,271
    Bear, Stearns & Co. Inc. + ++
    (Agreements dated 12/31/2007 to
    be repurchased at $483,273,
    2.25%, 1/2/2008, collateralized
    by $497,450 in U.S. Treasury Bond Strips)             483          483,212
                                                                 -------------


TOTAL SHORT-TERM INVESTMENTS
  (cost - $7,226,494)                                                7,226,494
                                                                 -------------
TOTAL INVESTMENTS - 104.41%
  (cost - $141,782,411)                                            137,431,741
                                                                 -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.41)%                     (5,804,032)
                                                                 -------------
NET ASSETS - 100.00%                                             $ 131,627,709
                                                                 =============


ADR American Depositary Receipt
^   Security or a portion thereof is out on loan.
*   Non-income producing security.
+ Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
CORNERSTONE PROGRESSIVE RETURN FUND
NEW YORK, NEW YORK

We have audited the accompanying statement of assets and liabilities of Cornerstone Progressive Return Fund, including the schedule of investments as of December 31, 2007, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period September 10, 2007 (commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Progressive Return Fund as of December 31, 2007, the results of its operations, the changes in its net assets, and the financial highlights for the period September 10, 2007 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2007 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund's management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                      TAIT, WELLER & BAKER LLP
PHILADELPHIA, PENNSYLVANIA
FEBRUARY 26, 2008

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Registrant and Cornerstone Advisors, Inc. share the same Proxy Voting Policies and Procedures. The respective Proxy Voting Policies and Procedures of the Registrant and Adviser are attached as EXHIBIT99.VOTEREG


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information contained in this item and its subparts is as of the date of this filing, unless otherwise noted. Ralph W. Bradshaw and William A. Clark are employees of Cornerstone Advisors, Inc. (the Investment Manager) and portfolio managers of the Fund. Mr. Bradshaw and Mr. Clark have acted as the portfolio managers since 2007. Ralph W. Bradshaw's occupation for the last five years is President of Cornerstone Advisors, Inc. and a Financial Consultant. William A. Clark's occupation for the last five years is Director and Stockholder of Cornerstone Advisors, Inc. and Vice President and former Director of Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc.

(a)(2)(i) Ralph W. Bradshaw and William A. Clark

(a)(2)(ii)(A) Registered Investment Companies - Ralph W. Bradshaw and
William A. Clark each manage two other registered closed-end funds (Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc.). As of December 31, 2007, the total assets of Cornerstone Strategic Value Fund, Inc. was $123.7 million. As of December 31, 2007, the total assets of Cornerstone Total Return Fund, Inc. was $47.1 million.

(a)(2)(ii)(B) Not applicable

(a)(2)(ii)(C) Not applicable

(a)(2)(iii) None. Ralph W. Bradshaw and William A. Clark manage no accounts where the Advisory Fee is based on the performance of the account.

(a)(2)(iv) None.

(a)(3) As of the most recent fiscal year end December 31, 2007, the compensation paid to both Ralph W. Bradshaw and William A. Clark was fixed.

(a)(4) The dollar range of equity securities owned in the registrant beneficially by each portfolio manager is as follows: for Ralph W. Bradshaw it is in the range of $50,001-$100,000 and for William A. Clark it is $0.

(b) None.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached as EX-99.CODE ETH.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

(99) Proxy Voting Policies of the Registrant and Adviser attached as EX-99.VOTEREG.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer

Date: March 10, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Cornerstone Progressive Return Fund

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer

Date: March 10, 2008

By: /S/ KAYADTI A. MADISON
----------------------
Name: Kayadti A. Madison
Title: Principal Financial Officer

Date: March 10, 2008